Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of options outstanding
	Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59
Granted	1,049,180	$0.99	$1.94
Cancelled	(34,807)	$0.85	$1.77
Outstanding as of September 30, 2021	3,359,932	$0.83	$1.70

Outstanding as of December 31, 2021	3,949,158	$0.91	$1.84
Granted	166,927	$1.31	$2.50
Forfeited	(174,817)	$1.03	$2.25
Cancelled	(7,103)	$0.78	$1.94
Outstanding as of September 30, 2022	3,934,165	$0.87	$1.86

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	152,450	$10.27	$22.07	$835,974
Granted	29,600	$11.55	$23.78
Forfeited	(3,200)	$13.26	$27.57
Cancelled	(13,750)	$4.80	$17.68
Outstanding as of December 31, 2020	165,100	$10.90	$22.63	$779,457
Granted	121,398	$15.63	$27.57
Exercised	(2,200)	$6.66	$16.00
Cancelled	(6,450)	$11.09	$26.67
Outstanding as of December 31, 2021	277,848	$12.99	$24.75	$2,992,895